Investments - PCI Securities Acquired During the Period (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fixed maturity securities
Contractually required principal and interest	$ 1,631	$ 1,999
Expected cash flows	1,027	1,277
Estimated fair value	761	$ 937
Mortgage loans
Contractually required principal and interest	425
Expected cash flows	287
Estimated fair value	$ 221